Debt - Schedule of debt (Details) - SEK (kr) kr in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Debt excl. debt securities issued	kr 4,410	kr 8,607
Debt securities issued	300,222	316,388
Total	304,633	324,995
Skr
Disclosure of detailed information about borrowings [line items]
Total	24,599	22,509
USD
Disclosure of detailed information about borrowings [line items]
Total	166,687	203,141
EUR
Disclosure of detailed information about borrowings [line items]
Total	84,653	67,070
AUD
Disclosure of detailed information about borrowings [line items]
Total	12,119	10,281
Other
Disclosure of detailed information about borrowings [line items]
Total	16,574	21,994
Exchange-rate related contracts
Disclosure of detailed information about borrowings [line items]
Debt securities issued	3,777	4,802
Total	3,777	4,802
Interest rate related contracts
Disclosure of detailed information about borrowings [line items]
Debt excl. debt securities issued	4,410	8,607
Debt securities issued	296,349	311,407
Total	300,759	320,014
Equity related contracts
Disclosure of detailed information about borrowings [line items]
Debt securities issued		54
Total		54
Contracts related to raw materials, credit risk etc.
Disclosure of detailed information about borrowings [line items]
Debt securities issued	97	125
Total	kr 97	kr 125